Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

24. Subsequent events

On January 30, 2024, Burford Capital Global Finance LLC issued $275 million aggregate principal amount of the Additional 2031 Notes at an offering price equal to 103.625% of the principal amount thereof, plus accrued interest from January 1, 2024. The Additional 2031 Notes were issued as “Additional Notes” under the indenture governing the Initial 2031 Notes, have identical terms to the Initial 2031 Notes (other than with respect to the date of issuance, the issue price and the first interest payment date) and are treated as a single class for all purposes under the indenture governing the Initial 2031 Notes.